Leases (Tables)	12 Months Ended
Mar. 31, 2026
Leases
Summary of the movements in the carrying value of right of use assets

(i) Set out below are the carrying amounts of right-of-use assets recognized and the movement during the year;

	Buildings	Others	Total
Balance as of April 1, 2024	139,970	20,067	160,037
Additions	86,914	-	86,914
Deletions	(2,476)	-	(2,476)
Depreciation (Refer note 13)	(50,289)	(11,157)	(61,446)
Effects of movements in foreign exchange rates	-	-	-
Balance as of March 31, 2025	174,119	8,910	183,029
Additions	118,785	33,387	152,172
Deletions	-	-	-
Depreciation (Refer note 13)	(51,696)	(26,214)	(77,910)
Effects of movements in foreign exchange rates	-	-	-
Balance as of March 31, 2026	241,208	16,083	257,291

Schedule of amounts recognized in profit or loss

The following are the amounts recognized in profit/(loss):

	March 31,
	2024	2025	2026
Depreciation expense of right-of-use asset (Refer note 13)	54,271	61,446	77,910
Interest on lease liabilities (Refer note 16)	32,267	32,608	38,101
Expense relating to short-term leases (Refer note 12)	3,646	10,968	15,066
Gain on termination/rent concession of leases (Refer note 10)	-	619	-
Total amount recognized in profit/(loss)	90,184	105,641	131,077

Schedule of lease liabilities by classification

The following is the break-up of current and non-current lease liabilities as of March 31, 2025 and March 31, 2026:

	March 31,
	2025	2026

Current lease liabilities	51,810	84,920
Non-current lease liabilities	186,339	228,583
Total	238,149	313,503

Schedule of carrying amounts of lease liabilities and the movements during the period

The following is the movement in lease liabilities during the year ended March 31, 2025 and March 31, 2026:

	March 31,
	2025	2026

Balance as of April 1	215,742	238,149
Additions	83,019	148,080
Finance cost accrued during the year (Refer note 16)	32,608	38,101
Deletions	(3,123)	-
Payment of lease liabilities	(90,097)	(110,827)
Balance as of March 31	238,149	313,503

Schedule of contractual maturities of lease liabilities

The table below provides details regarding the contractual maturities of lease liabilities as of March 31, 2025 and March 31, 2026 on an undiscounted basis:

	March 31,
	2025	2026
Less than one year	79,221	117,496
One to five years	200,579	258,689
More than five years	32,700	14,136
Total	312,500	390,321